Convertible Notes: (Details 2) (USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Convertible Notes Details 2 [Abstract]
Carrying value of Modified Notes		$ 18,983,454
Carrying value of Old notes		1,042,000
Total carrying value of convertible notes	1,042,000	20,025,454
Accretion of modified notes during 2013	1,858,273
Total carrying value of convertible notes as of June 30, 2013	$ 21,883,727